ASSET RETIREMENT OBLIGATIONS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Asset retirement obligations current			CAD 9	CAD 53
Asset retirement obligations non-current			189	132
Asset Retirement Obligation, Total	CAD 185	CAD 24	198	185
Asset retirement obligation roll forward
Asset Retirement Obligation, Beginning Balance	185	24
Liabilities incurred	2	177
Liabilities settled	(45)	(24)
Change in estimate	30
Foreign currency translation adjustment	21	5
Accretion expense	5	3
Asset Retirement Obligation, Ending Balance	CAD 198	CAD 185
Minimum
Discount rate	1.70%	4.60%
Maximum
Discount rate	9.40%	8.10%
Accounts payable and other
Asset retirement obligations current			9	53
Other long-term liabilities .
Asset retirement obligations non-current			CAD 189	CAD 132
Decommissioning of certain portions of line 6B lakehead system
Asset retirement obligation roll forward
Liabilities incurred		CAD 74
Line 3 Replacement Program
Asset retirement obligation roll forward
Liabilities incurred		CAD 103